Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2016	$ 4,309
2017	2,981
2018	4,537
2019	1,467
2020	1,369
Thereafter	9,283
	23,946	$ 23,946	$ 24,972
Federal Home Loan Bank Advances [Member]
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2016	1,771
2017	1,601
2018	4,537
2019	1,467
2020	1,369
Thereafter	9,283
	20,028		21,181
Promissory Notes [Member]
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2016	2,538
2017	1,380
	$ 3,918		$ 3,791